Multi-Manager US Small Cap Equity Fund Investment Strategy - Multi-Manager US Small Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity investments in small capitalization U.S. issuers. A U.S. issuer is an issuer that is economically tied to the United States. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and American and international depositary receipts. Exchange-traded funds (“ETFs”) that provide exposure to such investments are treated as such investments for purposes of this policy. In addition, such investments may include futures, options, swaps and other instruments with similar economic exposures. The Fund uses a multi-manager approach and generally seeks to achieve its investment objective by dynamically allocating its assets among multiple investment managers (“Underlying Managers”) who are unaffiliated with the Investment Adviser. Small-cap issuers are companies with relatively small market capitalizations. As of December 1, 2025, small-cap issuers generally have public stock market capitalizations between $34 million and $31 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small-cap issuer capitalization range. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may also invest in fixed income securities and foreign equity securities (including emerging markets equity securities) and may engage in certain other investment techniques consistent with its overall investment objective. The Fund may invest without limitation in securities or obtain exposure to securities that are denominated in currencies other than the U.S. dollar. The Fund may use currency management techniques, such as the use of forward foreign currency contracts, for investment or hedging purposes. The Fund may employ leverage (e.g., by borrowing or through derivatives) for both investment and hedging purposes. The Fund may invest in derivatives for both hedging and non-hedging purposes (although an Underlying Manager is not required to hedge any of the Fund’s positions or to use derivatives). The Fund’s derivative investments may include: (i) futures contracts, including futures based on securities and/or indices, interest rate futures, currency futures and swap futures; (ii) swaps, including currency, interest rate, total return, variance, credit default and security and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; and (iv) forward contracts, including forwards based on securities and/or indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. From time to time, the Investment Adviser may, for short or longer-term periods, select a transition manager to transition a portion of Fund assets from one Underlying Manager to another, or, at the direction of the Investment Adviser, to implement a sub-strategy with an objective of providing investment results that seek to correspond, before fees and expenses, to the performance of a specified index. In addition, the Fund may obtain passive exposure to a particular sub-asset class from time to time by making an index-based investment (e.g., in an ETF).Management ProcessThe Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, to oversee the Underlying Managers and recommend their hiring, termination and replacement. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive order. In accordance with a separate exemptive order that the Fund and the Investment Adviser have obtained from the SEC, the Board of Trustees may enter into a new sub-advisory agreement or materially amend an existing sub-advisory agreement with an Underlying Manager at a meeting that is not in person, subject to certain conditions, including that the Board of Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting. The Investment Adviser determines the percentage of the Fund’s portfolio allocated to each Underlying Manager in order to seek to achieve the Fund’s investment objective. The Investment Adviser’s External Investing Group (“XIG”) is responsible for making recommendations with respect to hiring, terminating, or replacing the Fund’s Underlying Managers, as well as the Fund’s asset allocations. With respect to the Fund, XIG applies a multifaceted process with respect to manager due diligence, portfolio construction, and risk management. Each Underlying Manager acts independently from the others and has discretion to invest its portion of the Fund’s assets. Each Underlying Manager utilizes its own distinct investment style and investment process in buying and selling securities. Additional Information The Investment Adviser measures the Fund’s performance against the Russell 2000® Total Return Index (the “Index”).